Description of Organization and Business Operations - Additional Information (Details)								3 Months Ended	4 Months Ended		6 Months Ended	12 Months Ended
	Jul. 27, 2026 USD ($) $ / shares	Jul. 26, 2026 USD ($) $ / shares	May 21, 2026 USD ($) $ / shares shares	Apr. 16, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Feb. 25, 2026 USD ($) Day $ / shares shares	Feb. 25, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Day $ / shares shares	Apr. 15, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Description of Organization and Business Operations [Line Items]
Proceeds from issuance initial public offering									$ 75,000,000
Payments of stock issuance costs									1,512,251
Proceeds from issuance of private placement								$ 2,750,000	2,750,000
Proceeds from issuance of common stock									$ 25,000
Percentage of public shares to be redeemed on non-completion of business combination						100.00%	100.00%	100.00%	100.00%		100.00%
Lock in period for redemption of public shares after closing of IPO.						24 months			24 months
Dissolution expense						$ 100,000			$ 100,000
Repayments of notes payable									300,000
Cash								$ 832,812	832,812		$ 832,812
Working capital deficit						$ 136,730	$ 136,730	905,874	905,874		905,874
OHB Pediatrics Ltd [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period, shares, new issues | shares										61,302,500		1,000,000
common stock, par or stated value per share | $ / shares												$ 0.000001	$ 0.000001
Cash								$ 26,982,000	$ 26,982,000		$ 26,982,000	$ 0
Entity Incorporation, Date of Incorporation											Sep. 16, 2024	Sep. 16, 2024
Subsequent Event [Member] | OHB Pediatrics Ltd [Member]
Description of Organization and Business Operations [Line Items]
shares issued, price per share | $ / shares	$ 10	$ 10
Proceeds from issuance initial public offering		$ 45,000,000
Business Combination, Consideration Transferred	$ 175,000,000	175,000,000
Payments to Acquire Businesses, Gross	$ 75,000,000	75,000,000
Amount For Investment In Company		$ 45,000,000
Shares Issued, Price Per Share | $ / shares	$ 10	$ 10
Amount of committed private financing	$ 100,000,000	$ 100,000,000
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Minimum share price of the residual assets remaining available for distribution | shares						10	10	10	10		10
Sponsor [Member] | Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Repayments of notes payable			$ 300,000
Working Capital Loan [Member]
Description of Organization and Business Operations [Line Items]
Debt instrument, convertible, carrying amount of equity component								$ 3,000,000	$ 3,000,000		$ 3,000,000
Debt instrument, convertible, conversion price | $ / shares								$ 10	$ 10		$ 10
Working capital loans								$ 0	$ 0		$ 0
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Share price | $ / shares						$ 10	$ 10	$ 10	$ 10		$ 10
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Percentage of fair market value of target business to asset held in trust account.						80.00%			80.00%
Percentage of redeeming shares of public shares without the company's prior written consent.						15.00%			15.00%
Minimum [Member] | Outstanding Voting Securities [Member]
Description of Organization and Business Operations [Line Items]
Business combination, voting equity interest acquired, percentage						50.00%	50.00%	50.00%	50.00%		50.00%
IPO [Member]
Description of Organization and Business Operations [Line Items]
Business days for redemption of public shares. | Day						10			10
Sale of Stock, Price Per Share | $ / shares						$ 10	$ 10
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from unsecured notes payable					$ 300,000
IPO [Member] | Minimum [Member]
Description of Organization and Business Operations [Line Items]
Business days for redemption of public shares. | Day						20			20
Common Class A [Member]
Description of Organization and Business Operations [Line Items]
common stock, par or stated value per share | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member] | IPO [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period, shares, new issues | shares			7,500,000				7,500,000
common stock, par or stated value per share | $ / shares			$ 0.0001
shares issued, price per share | $ / shares			$ 10			10	$ 10
Proceeds from issuance initial public offering			$ 75,000,000
Payments of stock issuance costs			3,762,251
Deferred underwriting commissions			2,250,000
Payments for underwriting expense			750,000
Other offering expense			762,251
Proceeds from issuance of common stock			$ 75,000,000
Shares Issued, Price Per Share | $ / shares			$ 10			10	$ 10
Common Class A [Member] | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period, shares, new issues | shares			275,000				275,000
Proceeds from issuance of private placement			$ 2,750,000
Sale of Stock, Price Per Share | $ / shares						10	$ 10
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Share price | $ / shares						$ 10	$ 10	$ 10	$ 10		$ 10
Series A Preferred Stock [Member] | OHB Pediatrics Ltd [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 32,500,000
Preferred Stock, Shares Subscribed but Unissued | shares				32,500,000